Inventory - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024 CAD ($) emissionCredit	Dec. 31, 2024 CAD ($) emissionCredit $ / t	Dec. 31, 2023 CAD ($) emissionCredit $ / t	Dec. 31, 2022 $ / t
Disclosure of inventories [Abstract]
Emission credits | emissionCredit		460,585	962,548
Purchased emission credits | $		$ 18	$ 45
Emission credits in inventory | emissionCredit		2,109,491	3,121,837
Emission credits utilized | emissionCredit	978,894
Carrying value | $	$ 22
Carbon compliance obligation, price per unit | $ / t		80	65	50
Carbon compliance costs | $	$ 42